Annual Fund Operating Expenses	Sep. 30, 2025
ClearShares OCIO ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026.
ClearShares OCIO ETF | ClearShares OCIO ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
ClearShares Ultra-Short Maturity ETF | ClearShares Ultra-Short Maturity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
ClearShares Piton Intermediate Fixed Income ETF | ClearShares Piton Intermediate Fixed Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude Acquired Fund Fees and Expenses.
[2]	ClearShares LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive certain amounts of the Fund’s management fee when the Fund invests in the ClearShares Ultra-Short Maturity ETF (the “Ultra-Short Maturity ETF”), for which the Adviser also serves as investment adviser. With respect to assets of the Fund invested in the Ultra-Short Maturity ETF, the Adviser will waive the Fund’s management fee in an amount equal to the management fee of the Ultra-Short Maturity ETF, at least through September 30, 2026. This arrangement may only be changed or eliminated by the Fund’s Board of Trustees upon 60 days’ written notice to the Adviser.